LOAN TO THIRD PARTY	12 Months Ended
Dec. 31, 2021
Loan To Third Party
LOAN TO THIRD PARTY

11. LOAN TO THIRD PARTY

On June 8, 2020, the Company entered into an unsecured loan agreement with a third party, pursuant to which the Company agreed to lend RMB 50,300,000, equivalent to $7,408,389, to the third party. This loan bears interest of RMB 74,000, equivalent to $10,718, per day, and will mature on July 28, 2020. As of December 31, 2020, the Company has received the repayment of principal and interest in full amount, and recorded interest income of $535,906 during the year ended December 31, 2020.